Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Abstract]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]	Risk Management and Strategy

We maintain cybersecurity risk management program designed to identify, assess, manage, mitigate, and respond to cybersecurity threats. To implement such program, our management works closely with our IT, operations and finance teams. We have also developed and integrated certain mitigation measures and programs into our overall risk management framework, including robust security protocols, regular system updates, employee training, and incident response plans.

We have, from time to time, experienced threats to our data and systems, including malware and computer virus attacks. Although such risks have not materially affected us, and despite our proactive and extensive efforts to manage cybersecurity risks, we may not be successful in preventing or mitigating a cybersecurity incident that could have a material adverse effect on us. For more information about the cybersecurity risks we face, refer to “Item 3. Key Information—D. Risk Factors” (and in particular the risk factors headed “Security, privacy, or data breaches involving sensitive, personal or confidential information could also expose us to liability under various laws and regulations, decrease trust in our platform, and increase the risk of litigation and governmental investigation.” and “The proper uninterrupted functioning of our highly complex technology platform is essential to our business”).

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	We maintain cybersecurity risk management program designed to identify, assess, manage, mitigate, and respond to cybersecurity threats. To implement such program, our management works closely with our IT, operations and finance teams. We have also developed and integrated certain mitigation measures and programs into our overall risk management framework, including robust security protocols, regular system updates, employee training, and incident response plans.
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]	Although such risks have not materially affected us, and despite our proactive and extensive efforts to manage cybersecurity risks, we may not be successful in preventing or mitigating a cybersecurity incident that could have a material adverse effect on us
Cybersecurity Risk Board of Directors Oversight [Text Block]	Governance

Our board of directors oversees the management of our cybersecurity risk. At the management level, our Chief Financial Officer and Chief Technology Officer are primarily responsible for assessing and managing material cybersecurity risks and incidents. They meet regularly with our IT and business operations teams to review cybersecurity performance metrics, identify top cybersecurity risks, and assess the status of cybersecurity programs and initiatives.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	Our board of directors oversees the management of our cybersecurity risk.
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	They meet regularly with our IT and business operations teams to review cybersecurity performance metrics, identify top cybersecurity risks, and assess the status of cybersecurity programs and initiatives.
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	At the management level, our Chief Financial Officer and Chief Technology Officer are primarily responsible for assessing and managing material cybersecurity risks and incidents.